9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 215,851	$ 162,000	$ 221,000
Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	172,882	150,000	194,250
Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	30,772		29,500
Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	30,772		29,500
Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	46,158		44,250
Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	30,772		29,500
John Wilson Director
Related Party Transaction, Amounts of Transaction			14,750
Sven Gollan Director
Related Party Transaction, Amounts of Transaction			23,100
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	162,000	162,000	162,000
Short-term employee benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	126,724	150,000	150,000
Short-term employee benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction			0
Short-term employee benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction			0
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction			0
Post- employment benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction			0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction			0
Other long- term benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction			0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction			0
Termination benefits | Sven Gollan Director
Related Party Transaction, Amounts of Transaction			0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	53,851	0	59,000
Share-based payments | Rob Duncan, VP of Exploration
Related Party Transaction, Amounts of Transaction	46,158	$ 0	44,250
Share-based payments | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	30,772		29,500
Share-based payments | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	30,772		29,500
Share-based payments | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	46,158		44,250
Share-based payments | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	$ 30,772		29,500
Share-based payments | John Wilson Director
Related Party Transaction, Amounts of Transaction			14,750
Share-based payments | Sven Gollan Director
Related Party Transaction, Amounts of Transaction			$ 23,100